Noncontrolling Interests - Summary of Changes in Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Noncontrolling Interest [Line Items]
Beginning balance	$ 3,496
Capital injection from noncontrolling interest shareholders	28,919	$ 3,791
Capital repurchase from noncontrolling interest shareholders	(3,497)
Unrealized gain on available-for-sale securities attributed to noncontrolling interest shareholders	999
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(271)
Gain (loss) attributed to noncontrolling interest shareholders	444	(295)
Ending balance	30,090	3,496
Koolearn Corporation [Member]
Noncontrolling Interest [Line Items]
Beginning balance	3,458
Capital injection from noncontrolling interest shareholders		3,752
Capital repurchase from noncontrolling interest shareholders	(3,497)
Gain (loss) attributed to noncontrolling interest shareholders	39	(294)
Ending balance		3,458
Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interest shareholders	28,737
Unrealized gain on available-for-sale securities attributed to noncontrolling interest shareholders	999
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(269)
Gain (loss) attributed to noncontrolling interest shareholders	423
Ending balance	29,890
Beijing New Road Information Consulting Services Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Beginning balance	38
Capital injection from noncontrolling interest shareholders		39
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(2)
Gain (loss) attributed to noncontrolling interest shareholders	3	(1)
Ending balance	39	$ 38
Jinzhou New Oriental Training School [Member]
Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interest shareholders	182
Gain (loss) attributed to noncontrolling interest shareholders	(21)
Ending balance	$ 161